Cover	Apr. 30, 2026
Cover [Abstract]
Document Period End Date	Apr. 30, 2026
Registrant Name	HYATT HOTELS CORP
Entity File Number	001-34521
Entity Address, Address Line Two	8th Floor
Entity Address, Postal Zip Code	60606
Written Communications	false
Entity Address, State or Province	IL
Entity Address, City or Town	Chicago,
Pre-commencement Issuer Tender Offer	false
Entity Tax Identification Number	20-1480589
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	150 North Riverside Plaza
Amendment Flag	false
Central Index Key	0001468174
City Area Code	312
Document Type	8-K
Local Phone Number	750-1234
Soliciting Material	false
Entity Emerging Growth Company	false
Security Exchange Name	NYSE
Trading Symbol	H
Pre-commencement Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value